Capital, Share Premium, Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about evolution of share capital and share premium [text block]

					Share	Share
	Common	Preferred	Total of	Par value	capital	premium
(Number of shares (1) except otherwise stated)	shares	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2020 (adjusted for share split in 2020)	6,728,500	8,150,500	14,879,000	0.17	2,481	47,668
February 21,2020 - Conversion of preferred shares to common shares	8,150,500	(8,150,500)	—	—	—	—
February 21, 2020 - Capital increase	2,100,000	—	2,100,000	0.21	436	24,624
September 7,2020 - Exercise warrants	44,500	—	44,500	0.17	8	222
September 21, 2020 - IPO	4,335,000	—	4,335,000	0.17	745	72,950
September 21, 2020 - Convertible loan	65,359	—	65,359	0.17	11	989
September 29, 2020 - Exercise over-allotment warrants	650,250	—	650,250	0.17	112	10,943
October 28, 2020 - Exercise warrants	23,500	—	23,500	0.17	4	117
January 1, 2021 (adjusted for share split in 2020)	22,097,609	—	22,097,609	0.17	3,796	157,514
February 22, 2021 - Exercise warrants	10,000	—	10,000	0.17	2	50
June 23, 2021 - Exercise warrants	60,000	—	60,000	0.17	10	300
July 7, 2021 - IPO	2,835,000	—	2,835,000	0.17	487	71,355
July 9, 2021 - IPO	425,250	—	425,250	0.17	73	10,703
July 9, 2021 - Exercise warrants	10,000	—	10,000	0.17	2	118
September 10, 2021 - Exercise warrants	82,500	—	82,500	0.17	14	558
September 30, 2021 - Exercise warrants	27,000	—	27,000	0.17	5	135
October 11, 2021 - Exercise warrants	110,000	—	110,000	0.17	19	755
November 4, 2021 - Exercise warrants	90,000	—	90,000	0.17	15	585
November 25, 2021- Exercise warrants	25,000	—	25,000	0.17	4	125
December 31, 2021	25,772,359	—	25,772,359	0.17	4,427	242,198

Disclosure of detailed information about other comprehensive income reserve [text block]

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2020	207	—	207
Currency translation differences	(58)	—	(58)
Total other comprehensive income at December 31, 2020	149	—	149
Currency translation differences	121	—	121
Remeasurements of post-employment benefit obligations	—	(68)	(68)
Total other comprehensive income at December 31, 2021	270	(68)	202